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                        GROUP VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                                    STANDARD
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042


       SUPPLEMENT DATED JUNE 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                SUPPLEMENT DATED JUNE 15, 2004 TO THE PROSPECTUS


The MidCap HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to any Contract issued on or after August 16, 2004.

The MidCap HLS Fund, and Hartford Small Company HLS Funds will remain open to certain owners of other investment products offered by Hartford and to certain qualified retirement plans.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4304